UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21033

        Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.0% (2.0% of Total Investments)
$ 250	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3	$255,373
	5.500%, 5/15/41
775	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	795,786
	Series 2002, 5.375%, 5/15/33

1,025	Total Consumer Staples			1,051,159

	Education and Civic Organizations – 29.3% (19.5% of Total Investments)
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	532,980
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	103,329
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	2,365,536
	University System, Series 2002D-2, 5.000%, 11/01/21 – FSA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	542,600
	University System, Series 2003F, 5.000%, 11/01/13 – FSA Insured
95	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	98,426
	Series 1998H, 5.000%, 7/01/23 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy,	3/11 at 101.00	AAA	1,036,690
	Series 2001B, 5.000%, 3/01/32 – FSA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hopkins School, Series	7/08 at 101.00	AAA	515,035
	1998A, 5.000%, 7/01/20 – AMBAC Insured
215	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series	1/15 at 100.00	Aaa	233,191
	2004D, 5.000%, 7/01/15 – MBIA Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	347,092
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, State University	11/07 at 101.00	AAA	169,476
	System, Series 1997B, 5.250%, 11/01/17 – AMBAC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of
	Hartford, Series 2002E:
590	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	AA	640,126
1,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	AA	1,052,860
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,031,690
	Series 2002W, 5.125%, 7/01/27
	University of Connecticut, General Obligation Bonds, Series 2006A:
450	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AAA	486,752
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AAA	524,863
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AAA	541,280
	11/15/22 – FGIC Insured

9,665	Total Education and Civic Organizations			10,221,926

	Health Care – 5.7% (3.8% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
50	6.125%, 7/01/20 – RAAI Insured	7/10 at 101.00	AA	54,233
70	6.000%, 7/01/25 – RAAI Insured	7/10 at 101.00	AA	75,695
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
300	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	Aa3	316,296
300	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	Aa3	314,046
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special
	Care, Series 1997B:
105	5.375%, 7/01/17	7/07 at 102.00	BB+	106,491
45	5.500%, 7/01/27	7/07 at 102.00	BB+	45,307
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital	7/12 at 101.00	AA	1,039,510
	and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured
25	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	25,954
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured

1,895	Total Health Care			1,977,532

	Housing/Multifamily – 2.8% (2.0% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	503,630
	Series 2006G-2, 4.800%, 11/15/27 (WI/DD, Settling 10/04/06) (Alternative Minimum Tax)
500	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield	No Opt. Call	A–	505,580
	Apartments, Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,000	Total Housing/Multifamily			1,009,210

	Housing/Single Family – 3.6% (2.4% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
305	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	306,272
330	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	331,709
600	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	611,946
	4.650%, 11/15/27

1,235	Total Housing/Single Family			1,249,927

	Industrials – 2.9% (2.0% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	1,029,090
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 3.3% (2.2% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	340,112
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
325	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/07 at 102.00	BBB–	332,963
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families	7/12 at 101.00	AAA	476,928
	and Children Inc., Series 2002A, 5.000%, 7/01/19 – AMBAC Insured

1,095	Total Long-Term Care			1,150,003

	Tax Obligation/General – 30.7% (20.5% of Total Investments)
875	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 – MBIA Insured	No Opt. Call	AAA	961,389
600	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	628,068
400	Connecticut, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	429,168
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20	9/12 at 101.00	Aa1	1,069,140
1,450	5.000%, 9/15/21	9/12 at 101.00	Aa1	1,549,775
1,305	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002,	4/12 at 101.00	AA+	1,389,577
	5.000%, 4/01/22
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	384,674
240	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	241,049
	Regional School District 8, Andover, Hebron and Marlborough, Connecticut, General Obligation
	Bonds, Series 2002:
1,390	5.000%, 5/01/20 – FSA Insured	5/11 at 101.00	Aaa	1,470,717
1,535	5.000%, 5/01/22 – FSA Insured	5/11 at 101.00	Aaa	1,618,473
400	Suffield, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 6/15/21	No Opt. Call	AA	444,068
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17	10/15 at 100.00	AAA	546,515

10,055	Total Tax Obligation/General			10,732,613

	Tax Obligation/Limited – 8.9% (5.9% of Total Investments)
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001B,	10/11 at 100.00	AAA	537,680
	5.375%, 10/01/13 – FSA Insured
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,755,488
	5.375%, 7/01/20 – FSA Insured
750	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	815,558

2,875	Total Tax Obligation/Limited			3,108,726

	Transportation – 6.3% (4.2% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AAA	2,185,599
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 36.0% (24.0% of Total Investments) (4)
1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2001C, 5.375%, 8/15/18 (Pre-refunded	8/11 at 100.00	AAA	1,081,070
	8/15/11) – FGIC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
100	6.125%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA (4)	109,870
130	6.000%, 7/01/25 (Pre-refunded 7/01/10) – RAAI Insured	7/10 at 101.00	AA (4)	142,278
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2 (4)	1,082,120
	Series 2001D, 5.250%, 7/01/31 (Pre-refunded 7/01/11)
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19 (Pre-refunded 4/15/12)	4/12 at 100.00	AA (4)	1,088,780
2,105	Fairfield, Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/01/16 (Pre-refunded	4/12 at 100.00	AAA	2,251,150
	4/01/12)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,000	5.500%, 10/01/32	10/10 at 101.00	AAA	1,072,910
2,000	5.500%, 10/01/40	10/10 at 101.00	AAA	2,142,600
1,605	Stamford, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 8/15/16 (Pre-refunded	8/12 at 100.00	AAA	1,724,460
	8/15/12)
1,230	University of Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/19	4/12 at 100.00	AA (4)	1,338,523
	(Pre-refunded 4/01/12)
500	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	544,115
	4/01/12) – FSA Insured

11,670	Total U.S. Guaranteed			12,577,876

	Utilities – 6.7% (4.5% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	523,670
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	11/06 at 100.00	BBB	252,712
510	5.500%, 1/01/20 (Alternative Minimum Tax)	1/07 at 100.00	BBB	510,270
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	1,056,210
	FSA Insured

2,260	Total Utilities			2,342,862

	Water and Sewer – 10.5% (7.0% of Total Investments)
70	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic	9/06 at 102.00	AAA	71,528
	Company, Series 1996, 6.000%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	842,894
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
500	5.000%, 11/15/16 – MBIA Insured	11/15 at 100.00	AAA	543,740
240	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	254,237
320	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	337,731
130	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	139,614
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	795,975
660	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	689,172

3,455	Total Water and Sewer			3,674,891

$ 49,180	Total Investments (cost $49,954,772) – 149.7%			52,311,414

	Other Assets Less Liabilities – 0.4%			131,957

	Preferred Shares, at Liquidation Value – (50.1)%			(17,500,000)

	Net Assets Applicable to Common Shares – 100%			$34,943,371

Futures Contracts outstanding at August 31, 2006:
						Unrealized
	Contract	Number of	Contract	Original	Value at	Appreciation
Type	Position	Contracts	Expiration	Value	August 31, 2006	(Depreciation)

U.S. Treasury Bond	Long	5	12/06	$551,930	$555,313	$3,383

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $50,087,751.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$2,407,511
Depreciation	(183,848)

Net unrealized appreciation (depreciation) of investments	$2,223,663

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.